As filed with the Securities and Exchange Commission on April 1, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2013 (Unaudited)

Shares			Value
		COMMON STOCKS - 100.10%
		Advertising Agencies - 1.81%
40,500		Aimia, Inc. (a)	$650,643

		Aerospace - 1.88%
10,400		Northrop Grumman Corp.	676,416

		Air Transport - 1.07%
3,800		FedEx Corp.	385,510

		Aluminum - 0.97%
39,500		Alcoa Inc.	349,180

		Banks: Diversified - 2.71%
86,100		Bank of America Corp.	974,652

		Chemicals: Diversified - 1.10%
3,900		BASF SE - ADR	394,875

		Computer Services, Software & Systems - 9.35%
56,700		CA Inc.	1,407,294
58,200		Microsoft Corp.	1,598,754
10,100		Oracle Corp.	358,651
			3,364,699
		Computer Technology - 2.60%
56,600		Hewlett Packard Co.	934,466

		Consumer Lending - 3.14%
23,600		Cash America International, Inc.	1,130,676

		Diversified Financial Services - 4.84%
19,300		Citigroup Inc.	813,688
19,700		JPMorgan Chase & Co.	926,885
			1,740,573
		Diversified Retail - 1.50%
7,700		Wal-Mart Stores, Inc.	538,615

		Electronic Components - 1.01%
9,310		TE Connectivity Ltd.	361,973

		Engineering & Contracting Services - 1.85%
4,500		Fluor Corp.	291,735
11,930		KBR, Inc.	372,454
			664,189
		Financial Data & Systems - 4.57%
1,900		Mastercard, Inc. - Class A	984,960
46,300		Western Union Co.	658,849
			1,643,809
		Foods - 4.44%
9,100		ConAgra Foods, Inc.	297,479
27,200		Herbalife Ltd. (a)	987,904
14,100		Tyson Foods, Inc. - Class A	311,892
			1,597,275
		Homebuilding - 1.03%
11,202		Lennar Corp. - Class B	370,562

		Household Equipment & Products - 2.39%
11,300		Tupperware Brands Corp.	861,060

		Insurance: Life - 6.03%
211,200		CNO Financial Group, Inc.	2,169,024

		Insurance: Multi-Line - 3.65%
34,700		American International Group, Inc. (b)	1,312,701

		Insurance: Property-Casualty - 3.03%
39,300		XL Group PLC	1,089,396

		Oil Well Equipment & Services - 4.88%
27,600		Ensco PLC - Class A (a)	1,754,532

		Oil: Crude Producers - 1.97%
17,600		Chesapeake Energy Corp.	355,168
6,100		ConocoPhillips	353,800
			708,968
		Oil: Integrated - 3.98%
8,000		Exxon Mobil Corp.	719,760
10,100		Royal Dutch Shell PLC - Class A - ADR	712,252
			1,432,012
		Pharmaceuticals - 13.54%
4,100		Actavis, Inc. (b)	354,199
29,100		Eli Lilly & Co.	1,562,379
30,800		Merck & Co., Inc.	1,332,100
59,500		Pfizer, Inc.	1,623,160
			4,871,838
		Specialty Retail - 1.28%
6,900		Home Depot, Inc.	461,748

		Steel - 1.55%
10,700		Carpenter Technology Corp.	559,931

		Tobacco - 3.99%
16,300		Philip Morris International, Inc.	1,437,008

		Utilities: Electrical - 7.59%
8,200		American Electric Power Co., Inc.	371,378
11,100		Entergy Corp.	717,060
35,500		Exelon Corp.	1,116,120
7,300		NextEra Energy, Inc.	525,965
			2,730,523
		Utilities: Telecommunications - 2.35%
30,900		Vodafone Group PLC - ADR	844,188

		TOTAL COMMON STOCKS (Cost $30,892,342)	36,011,042

		SHORT-TERM INVESTMENTS - 0.24%
43,023		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	43,023
43,024		First American Tax Free Obligations Fund - Class Z, 0.01% (c)	43,024
		TOTAL SHORT-TERM INVESTMENTS (Cost $86,047)	86,047

		Total Investments in Securities (Cost $30,978,389) - 100.34%	36,097,089
		Liabilities in Excess of Other Assets - (0.34)%	(123,671)
		NET ASSETS - 100.00%	$35,973,418

	ADR	American Depository Receipt
	(a)	Foreign issued security.
	(b)	Non-income producing security.
	(c)	Rate shown is the 7-day annualized yield as of January 31, 2013.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2013 (Unaudited)

Shares			Value
		COMMON STOCKS - 90.39%
		Aluminum - 2.23%
27,969		Kaiser Aluminum Corp.	$1,738,553

		Asset Management & Custodian - 5.95%
394,544		Artio Global Investors, Inc.	777,252
25,948		Virtus Investment Partners, Inc. (a)	3,866,512
			4,643,764
		Banks: Diversified - 1.52%
209,159		Park Sterling Corp. (a)	1,188,023

		Chemicals: Specialty - 3.50%
67,844		Innospec, Inc. (a)	2,730,721

		Commercial Vehicles & Parts - 0.84%
43,211		Miller Industries, Inc.	660,264

		Consumer Lending - 5.79%
17,000		Cash America International, Inc.	814,470
106,246		EZCORP, Inc. - Class A (a)	2,358,661
44,200		Nelnet, Inc. - Class A	1,345,006
			4,518,137
		Containers & Packaging - 0.97%
40,172		UFP Technologies, Inc. (a)	760,054

		Diversified Manufacturing Operations - 4.72%
141,239		A. M. Castle & Co. (a)	2,379,877
51,100		Harsco Corp.	1,302,539
			3,682,416
		Engineering & Contracting Services - 0.64%
26,484		Argan, Inc. (a)	497,899

		Financial Data & Systems - 4.94%
510,933		Global Cash Access Holdings, Inc. (a)	3,857,544

		Foods - 0.11%
18,699		Overhill Farms, Inc. (a)	84,707

		Health Care Facilities - 1.49%
29,975		Tenet Healthcare Corp. (a)	1,163,929

		Homebuilding - 1.79%
42,129		Lennar Corp. - Class B	1,393,627

		Household Equipment & Products - 2.59%
26,500		Tupperware Brands Corp.	2,019,300

		Insurance: Life - 5.78%
439,300		CNO Financial Group, Inc.	4,511,611

		Insurance: Property-Casualty - 3.68%
103,710		XL Group PLC	2,874,841

		Leisure Time - 2.14%
114,200		Callaway Golf Co.	749,152
46,602		Interval Leisure Group, Inc.	922,720
			1,671,872
		Machinery: Industrial - 1.10%
372,900		Armtec Infrastructure Trust Unit (a)(b)(d)	859,906

		Metal Fabricating - 1.28%
169,425		Mueller Water Products, Inc. - Class A	1,001,302

		Metals & Mining: Diversified - 3.01%
1,043,754		Uranium Energy Corp. (a)	2,348,447

		Office Supplies Equipment - 2.01%
65,400		Lexmark International, Inc. - Class A	1,573,524

		Oil Well Equipment & Services - 2.72%
730,997		Cal Dive International, Inc. (a)	1,388,894
29,300		Superior Energy Services, Inc. (a)	731,621
			2,120,515
		Paper - 1.70%
55,300		Kapstone Paper and Packaging Corp. (a)	1,327,200

		Pharmaceuticals - 2.19%
53,900		Endo Health Solutions, Inc. (a)	1,706,474

		Real Estate Investment Trusts (REITs) - 8.56%
555,060		CapLease, Inc.	3,213,798
39,100		Government Properties Income Trust	971,635
64,017		Granite Real Estate Investment Trust (b)	2,493,462
			6,678,895
		Rental & Leasing Services: Consumer - 3.33%
72,800		Rent-A-Center, Inc.	2,597,504

		Restaurants - 2.84%
68,000		Boston Pizza Royalties Income Fund (b)	1,360,137
68,700		Pizza Pizza Royalty Corp. (b)	737,006
22,300		Second Cup Royalty Income Fund Unit (b)	123,193
			2,220,336
		Specialty Retail - 1.00%
278,383		Wet Seal, Inc. (a)	779,472

		Steel - 1.76%
26,200		Carpenter Technology Corp.	1,371,046

		Telecommunication Equipment - 1.99%
94,006		Arris Group, Inc. (a)	1,552,979

		Textiles, Apparel & Shoes - 3.15%
102,200		Iconix Brand Group, Inc. (a)	2,457,910

		Utilities: Electrical - 5.07%
73,126		Great Plains Energy, Inc.	1,564,896
91,500		NV Energy, Inc.	1,732,095
23,000		Portland General Electric Co.	660,560
			3,957,551
		TOTAL COMMON STOCKS (Cost $57,697,447)	70,550,323

		SHORT-TERM INVESTMENTS - 9.47%
3,696,705		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	3,696,705
3,696,704		First American Tax Free Obligations Fund - Class Z, 0.01% (c)	3,696,704
		TOTAL SHORT-TERM INVESTMENTS (Cost $7,393,409)	7,393,409

		Total Investments in Securities (Cost $65,090,856) - 99.86%	77,943,732
		Other Assets in Excess of Liabilities - 0.14%	108,157
		NET ASSETS - 100.00%	$78,051,889

	ADR	American Depository Receipt
	(a)	Non-income producing security.
	(b)	Foreign issued security.
	(c)	Rate shown is the 7-day annualized yield as of January 31, 2013.
	(d)	Security is considered illiquid. As of January 31, 2013, the value of these investments was $859,906 or 1.10% of net assets.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2013 (Unaudited)

Shares			Value
		COMMON STOCKS - 80.38%
		Banks: Diversified - 2.39%
2,200		Bank of America Corp.	$24,904

		Beverage: Soft Drinks - 1.07%
300		Coca Cola Co.	11,172

		Chemicals: Diversified - 0.97%
100		BASF SE - ADR	10,125

		Computer Services, Software, & Systems - 5.24%
1,600		Microsoft Corp.	43,952
300		Oracle Corp.	10,653
			54,605
		Consumer Lending - 3.68%
800		Cash America International, Inc.	38,328

		Diversified Financial Services - 4.73%
500		Citigroup Inc.	21,080
600		JPMorgan Chase & Co.	28,230
			49,310
		Diversified Retail - 2.01%
300		Wal-Mart Stores, Inc.	20,985

		Electronic Components - 1.12%
300		TE Connectivity Ltd.	11,664

		Engineering & Contracting Services - 1.20%
400		KBR, Inc.	12,488

		Financial Data & Systems - 4.73%
95		Mastercard, Inc. - Class A	49,248

		Foods - 5.23%
1,500		Herbalife Ltd. (a)	54,480

		Homebuilding - 1.27%
400		Lennar Corp. - Class B	13,232

		Insurance: Life - 5.42%
5,500		CNO Financial Group, Inc.	56,485

		Insurance: Multi-Line - 2.90%
800		American International Group, Inc. (b)	30,264

		Insurance: Property-Casualty - 1.60%
600		XL Group PLC	16,632

		Oil Well Equipment & Services - 6.10%
1,000		Ensco PLC - Class A (a)	63,570

		Oil: Crude Producers - 1.36%
700		Chesapeake Energy Corp.	14,126

		Pharmaceuticals - 8.60%
100		Actavis, Inc. (b)	8,639
800		Merck & Co., Inc.	34,600
1,700		Pfizer, Inc.	46,376
			89,615
		Scientific Instruments: Control & Filter - 1.50%
100		Flowserve Corp.	15,677

		Specialty Retail - 1.28%
200		Home Depot, Inc.	13,384

		Steel - 4.02%
800		Carpenter Technology Corp.	41,864

		Tobacco - 4.23%
500		Philip Morris International, Inc.	44,080

		Utilities: Electrical - 5.80%
400		Entergy Corp.	25,840
1,100		Exelon Corp.	34,584
			60,424
		Utilities: Telecommunications - 3.93%
1,500		Vodafone Group PLC - ADR	40,980

		TOTAL COMMON STOCKS (Cost $805,387)	837,642

		SHORT-TERM INVESTMENTS - 8.52%
44,405		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	44,405
44,406		First American Tax Free Obligations Fund - Class Z, 0.01% (c)	44,406
		TOTAL SHORT-TERM INVESTMENTS (Cost $88,811)	88,811

		Total Investments in Securities (Cost $894,198) - 88.90%	926,453
		Assets in Excess of Other Liabilities - 11.10%	115,657
		NET ASSETS - 100.00%	$1,042,110

	ADR	American Depository Receipt
	(a)	Foreign issued security.
	(b)	Non-income producing security.
	(c)	Rate shown is the 7-day annualized yield as of January 31, 2013.

Huber Capital Funds
Notes to Schedule of Investments
January 31, 2013 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2013:

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$47,601	$-	$-	$47,601
Consumer Staples	109,732	-	-	109,732
Energy	77,696	-	-	77,696
Financial Services	265,171	-	-	265,171
Health Care	89,615	-	-	89,615
Materials & Processing	51,989	-	-	51,989
Producer Durables	28,165	-	-	28,165
Technology	66,269	-	-	66,269
Utilities	101,404	-	-	101,404
Total Common Stocks	837,642	-	-	837,642
Short-Term Investments	88,811	-	-	88,811
Total Investments in Securities	$926,453	$-	$-	$926,453

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,882,628	$ -	$-	$2,882,628
Consumer Staples	3,034,283	-	-	3,034,283
Energy	3,895,512	-	-	3,895,512
Financial Services	10,060,831	-	-	10,060,831
Health Care	4,871,838	-	-	4,871,838
Materials & Processing	1,303,986	-	-	1,303,986
Producer Durables	1,726,115	-	-	1,726,115
Technology	4,661,138	-	-	4,661,138
Utilities	3,574,711	-	-	3,574,711
Total Common Stocks	36,011,042	-	-	36,011,042
Short-Term Investments	86,047	-	-	86,047
Total Investments in Securities	$36,097,089	$ -	$-	$36,097,089

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$13,140,021	$-	$-	$13,140,021
Consumer Staples	84,707	-	-	84,707
Energy	2,120,515	-	-	2,120,515
Financial Services	28,272,814	-	-	28,272,814
Health Care	2,870,403	-	-	2,870,403
Materials & Processing	11,277,323	-	-	11,277,323
Producer Durables	6,414,103	$859,906	-	7,274,009
Technology	1,552,979	-	-	1,552,979
Utilities	3,957,552	-	-	3,957,552
Total Common Stocks	69,690,417	859,906	-	70,550,323
Short-Term Investments	7,393,409	-	-	7,393,409
Total Investments in Securities	$77,083,826	$859,906	$-	$77,943,732

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended January 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Diversified Large Cap Value Fund

Cost of investments	$894,198

Gross unrealized appreciation	$35,246
Gross unrealized depreciation	(2,991)
Net unrealized appreciation	$32,255

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows**:

Equity Income Fund

Cost of investments	$31,074,220

Gross unrealized appreciation	$5,855,746
Gross unrealized depreciation	(832,877)
Net unrealized appreciation	$5,022,869

Small Cap Value Fund

Cost of investments	$65,212,078

Gross unrealized appreciation	$14,368,659
Gross unrealized depreciation	(1,637,005)
Net unrealized appreciation	$12,731,654

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At January 31, 2013, the Small Cap Value Fund had investments in illiquid securities with a total value of $859,906 or 1.10% of net assets.

Information concerning these illiquid securities is as follows:

	Shares	Dates Acquired	Cost Basis
Armtec Infrastructure Trust Unit	372,900	10/08 – 1/13	$1,387,846

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 3/12/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 3/12/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 3/12/2013

* Print the name and title of each signing officer under his or her signature.